Exploration costs	12 Months Ended
Dec. 31, 2019
Exploration Cost [Abstract]
Exploration costs
15	Exploration costs

	2019	2018	2017
Mongolia	$161	$134	$181

Other	12	41	151
	$173	$175	$332